UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2012

Semi-Annual Repor  t

Legg Mason

Dynamic Multi-Strategy VIT Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason Dynamic Multi-Strategy VIT Portfolio

Portfolio objective

The Portfolio seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The Portfolio will seek to reduce volatility as a secondary objective.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason Dynamic Multi-Strategy VIT Portfolio for the six-month reporting period ended June 30, 2012. Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period.

Special shareholder notice

Effective June 5, 2012, the Legg Mason Global Asset Allocation (“LMGAA”) portfolio managers responsible for the implementation of the Portfolio’s overall asset allocation and the Dynamic Risk Management strategy are Steven Bleiberg, Y. Wayne Lin and Patricia Duffy. LMGAA utilizes a team management approach headed by Steven Bleiberg to manage the assets of the Portfolio. Mr. Bleiberg (President and Chief Investment Officer of LMGAA) has been a portfolio manager of the Portfolio since its inception. Mr. Lin (Chief Administrative Officer, Investment Strategy Analyst and Portfolio Manager of LMGAA) serves as portfolio manager and assists the Portfolio’s management team with the execution of the Dynamic Rebalancing strategy. Mr. Lin has been a portfolio manager of the Portfolio since its inception. Ms. Duffy (Senior Analyst and Portfolio Manager of LMGAA) has served as a portfolio manager of the Portfolio since June 2012.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 27, 2012

Legg Mason Dynamic Multi-Strategy VIT Portfolio	III

Investment commentary

Economic review

The U.S. economy continued to grow over the six months ended June 30, 2012, albeit at an uneven pace. Looking back, U.S. gross domestic product (“GDP”)i growth, as reported by the U.S. Department of Commerce, was 4.1% in the fourth quarter of 2011. Economic growth in the U.S. then decelerated, as the Commerce Department reported that first quarter 2012 GDP growth was 2.0%. The preliminary estimate for GDP growth in the second quarter was 1.5%. Moderating growth was partially due to weaker consumer spending, which rose 1.5% in the second quarter, versus 2.4% during the first three months of the year.

Two factors constraining economic growth were the weak job market and continued troubles in the housing market. While there was some improvement during the reporting period, unemployment remained elevated. When the reporting period began, unemployment, as reported by the U.S. Department of Labor, was 8.5%. Unemployment then generally declined over the next four months and was 8.1% in April 2012, the lowest rate since January 2009. However, the unemployment rate then moved up to 8.2% in May and was unchanged in June. Within the housing market, sales are still a bit soft, though home prices appear to be firming. According to the National Association of Realtors (“NAR”), existing-home sales fluctuated throughout the period. Existing-home sales fell 5.4% on a seasonally adjusted basis in June 2012 versus the previous month. However, the NAR reported that the median existing-home price for all housing types was $189,400 in June 2012, up 7.9% from June 2011. This marked the fourth consecutive month that home prices rose from a year earlier, the first such occurrence since February through May 2006. In addition, the inventory of unsold homes fell 3.2% in June versus the previous month.

The manufacturing sector, a relative pillar of strength since the end of the Great Recession, weakened during the reporting period. Based on the Institute for Supply Management’s PMI (“PMI”)ii, in December 2011 it had a reading of 53.9 (a reading below 50 indicates a contraction, whereas a reading above 50 indicates an expansion). Activity in the manufacturing sector fluctuated during the first half of the period and was 54.8 in April, its highest reading since June 2011. The PMI then dipped to 53.5 in May 2012 and fell to 49.7 in June. The latter represented the first contraction in the manufacturing sector since July 2009. In addition, whereas thirteen of the eighteen industries in the PMI grew in May, only seven expanded in June.

While the U.S. economy continued to expand during the reporting period, growth generally moderated overseas and in some cases, fell back into a recession. In April 2012, the International Monetary Fund (“IMF”) stated that “global growth is projected to drop from about 4% in 2011 to about 3.5% in 2012 because of weak activity during the second half of 2011 and the first half of 2012.” The IMF now anticipates 2012 growth will be -0.3% in the Eurozone and 2.0% in Japan. While growth in emerging market countries is expected to remain higher than in their developed country counterparts, the IMF projects that growth will fall from approximately 5.8% in 2011 to 5.7% in 2012.

IV	Legg Mason Dynamic Multi-Strategy VIT Portfolio

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (“Fed”)iii respond to the economic environment?

A. The Fed took a number of actions as it sought to meet its dual mandate of fostering maximum employment and price stability. Looking back, in September 2011, the Fed announced its intention to purchase $400 billion of longer-term Treasury securities and to sell an equal amount of shorter-term Treasury securities by June 2012 (often referred to as “Operation Twist”). In January 2012, the Fed extended the period it expects to keep the federal funds rateiv at a historically low range between zero and 0.25%, saying “economic conditions — including low rates of resource utilization and a subdued outlook for inflation over the medium run — are likely to warrant exceptionally low levels for the federal funds rate at least through late 2014.” In June, the Fed announced that it would extend Operation Twist until the end of 2012 and that it was “prepared to take further action as appropriate to promote a stronger economic recovery and sustained improvement in labor market conditions in a context of price stability.”

Q. What actions did international central banks take during the reporting period?

A. Looking back, given the economic challenges in the Eurozone, the European Central Bank (“ECB”) lowered interest rates from 1.50% to 1.25% in November 2011 and then to 1.00% in December, equaling its all-time low. In July, after the reporting period ended, the ECB cut rates to 0.75%, a record low. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, as did Japan at a range of zero to 0.10%, the lowest level since 2006. Elsewhere, with growth rates declining, both China and

India lowered their cash reserve ratio for banks. China also cut its key interest rate in early June, and again in July, after the reporting period ended.

Q. What factors impacted the U.S. stock market during the reporting period?

A. After a strong start, the U.S. stock market gave back a portion of its gains in the second half of the reporting period. Investor risk appetite was generally robust over the first half of the period due to some better-than-expected economic data and signs of progress in Europe. However, fears related to the European sovereign debt crisis caused the market to modestly weaken in April. The sell-off escalated in May, given renewed fears of contagion from Europe and some disappointing economic data in the U.S. The market then rallied in June, given some positive developments in the Eurozone, as well as increased expectations for a third round of quantitative easing by the Fed. All told, for the six months ended June 30, 2012, the S&P 500 Indexv returned 9.49%.

Looking at the U.S. stock market more closely, large-cap stocks generated the best returns during the six months ended June 30, 2012, with the large-cap Russell 1000 Indexvi returning 9.38%. In contrast, the Russell Midcap Indexvii and the small-cap Russell 2000 Indexviii returned 7.97% and 8.53%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthix and Russell 3000 Valuex Indices, returned 9.98% and 8.64%, respectively.

Q. How did the international stock markets perform during the reporting period?

A. The international developed stock market, as measured by the MSCI EAFE Indexxi posted a positive return but lagged

Legg Mason Dynamic Multi-Strategy VIT Portfolio	V

its U.S. counterpart during the six months ended June 30, 2012, gaining 2.96%. This relative underperformance was the result of a number of factors, including concerns regarding the European sovereign debt crisis and expectations for Europe to fall back into a recession. Emerging market equities also experienced periods of volatility given the situation in Europe and fears of a hard economic landing for China’s economy. All told, during the six months ended June 30, 2012, the MSCI Emerging Markets Indexxii returned 3.93%.

Q. Did Treasury yields trend higher or lower during the six months ended June 30, 2012?

A. Both short- and long-term Treasury yields fluctuated during the reporting period. When the period began, two- and ten-year Treasury yields were 0.25% and 1.89%, respectively. With the economy initially gathering some momentum, Treasury yields moved higher during the first half of the period. Two-year Treasury yields rose as high as 0.41% on March 20, 2012 and ten-year Treasuries peaked at 2.39% around the same time. Yields then fell in late March, as well as in April, May and early June, given renewed fears over the European sovereign debt crisis. On June 1, 2012, ten-year Treasuries closed at an all-time low of 1.47%. Yields then moved higher as the month progressed due to some positive developments in Europe and hopes for additional Fed actions to stimulate the economy. When the reporting period ended on June 30, 2012, two-year Treasury yields were 0.33% and ten-year Treasury yields were 1.67%.

Q. What factors impacted the spread sectors (non-Treasuries) during the reporting period?

A. The spread sectors experienced periods of volatility during the period. Risk appetite was often robust over the first three months of the period, due to some better-

than-expected economic data and signs of progress in the European sovereign debt crisis. However, fears related to the situation in Europe caused a number of spread sectors to weaken in April. While the spread sectors posted positive absolute returns in April, they generally lagged equal-durationxiii Treasuries. Several of the riskiest spread sectors then performed poorly in May given a flight to quality that was triggered by escalating fears of contagion from Europe and some disappointing economic data in the U.S. The spread sectors then rallied in June as investor sentiment improved. For the six months ended June 30, 2012, the Barclays U.S. Aggregate Indexxiv returned 2.37%.

Q. How did the high-yield market perform over the six months ended June 30, 2012?

A. The U.S. high-yield bond market generated a strong return during the reporting period. The asset class, as measured by the Barclays U.S. Corporate High Yield — 2% Issuer Cap Indexxv, posted positive returns during four of the six months of the period. Risk appetite was often solid as investors were drawn to higher yielding securities. While the high-yield market faltered in March and May given increased risk aversion, they proved to be temporary setbacks. All told, the high-yield market gained 7.23% for the six months ended June 30, 2012.

Q. How did the emerging market debt asset class perform over the reporting period?

A. After a strong start, the asset class gave back a portion of its gains in May. During much of the first four months of the period, emerging market debt was supported by solid growth in developing countries and overall strong demand. However, a confluence of events, including the European sovereign debt crisis, moderating growth in

VI	Legg Mason Dynamic Multi-Strataegy VIT Portfolio

Investment commentary (cont’d)

the U.S. and fears that China’s economy would experience a hard landing, caused the asset class to fall sharply in May 2012. The asset class then moved higher in June as investor risk appetite returned. Overall, the JPMorgan Emerging Markets Bond Index Global (“EMBI Global”)xvi returned 7.45% over the six months ended June 30, 2012.

Performance review

For the six months ended June 30, 2012, Class I shares of Legg Mason Dynamic Multi-Strategy VIT Portfolio1 returned 4.37%. The Portfolio’s unmanaged benchmarks, the Barclays U.S. Aggregate Index and the Russell 3000 Indexxvii, returned 2.37% and 9.32%, respectively, for the same period. The Lipper Variable Global Flexible Portfolio Funds Category Average2 returned 3.85% over the same time frame.

Performance Snapshot as of June 30, 2012 (unaudited)
6 months
Legg Mason Dynamic Multi-Strategy VIT Portfolio[1]:
Class I	4.37%
Class II	4.27%
Barclays U.S. Aggregate Index	2.37%
Russell 3000 Index	9.32%
Composite Indexxviii	6.42%
Lipper Variable Global Flexible Portfolio Funds Category Average[2]	3.85%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2012, the gross total annual operating expense ratios for Class I and Class II shares were 1.12% and 1.37%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than brokerage, interest, taxes, and extraordinary expenses, to average net assets is not expected to exceed 1.10% for Class I shares and 1.35% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2012, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 49 funds in the Portfolio’s Lipper category.

Legg Mason Dynamic Multi-Strategy VIT Portfolio	VII

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and

Chief Executive Officer

July 27, 2012

RISKS: Equity securities are subject to price fluctuation and possible loss of principal. International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities are subject to interest rate, credit, inflation and reinvestment risks. As interest rates rise, the value of fixed-income securities falls. There are additional risks and other expenses associated with investing in other mutual funds rather than directly in portfolio securities. In addition to the Portfolio’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. Certain of the underlying funds may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. The model used to manage the Portfolio’s assets provides no assurance that the recommended allocation will either maximize returns or minimize risks. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for a more complete discussion of these and other risks, and the Portfolio’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

VIII	Legg Mason Dynamic Multi-Strataegy VIT Portfolio

Investment commentary (cont’d)

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iv

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

[v]	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vi

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

viii

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

ix

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

[x]	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xi	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

xii	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

xiii

Duration is the measure of the price sensitivity of a fixed-income security to an interest rate change of 100 basis points. Calculation is based on the weighted average of the present values for all cash flows.

xiv

The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xv

The Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xvi

The JPMorgan Emerging Markets Bond Index Global ("EMBI Global") tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, Eurobonds and local market instruments.

xvii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xviii

The Composite Index reflects the blended rate of return of the following underlying indices: 50% Russell 1000 Index, 10% Russell 2000 Index, 10% MSCI All Country World Index Ex-U.S. ("MSCI ACWI Ex-U.S."), 15% Barclays Global Aggregate ex-USD Index and 15% Barclays U.S. Aggregate Index. The MSCI ACWI Ex-U.S. is a market-capitalization-weighted index that is designed to measure performance of stocks throughout the world, with the exception of U.S.-based companies, and includes both developed and emerging markets

Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report	1

Portfolio at a glance (unaudited)

Legg Mason Dynamic Multi-Strategy VIT Portfolio Breakdown† (%) as of — June 30, 2012

Investments in Underlying Funds

% of Total Long-Term Investments	Top 5 Sectors
16.4 Legg Mason Partners Equity Trust —Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Consumer Discretionary Financials Energy Health Care
12.1 Legg Mason Partners Equity Trust —Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	Health Care Consumer Discretionary Energy Information Technology Industrials
12.0 Legg Mason Global Asset Management Trust — Legg Mason BW Global Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations Municipal Bonds Collateralized Mortgage Obligations
12.0 Legg Mason Global Asset Management Trust — Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	Financials Health Care Information Technology Industrials Energy
11.9 Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund	Financials U.S. Government & Agency Obligations Asset-Backed Securities Collateralized Mortgage Obligations Energy
8.1 Legg Mason Global Asset Management Trust — Legg Mason Batterymarch International Equity Trust, Class IS Shares	Financials Consumer Staples Industrials Consumer Discretionary Health Care
8.0 Royce Heritage Fund	Industrials Financials Information Technology Consumer Discretionary Materials
†	Subject to change at any time.

2	Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report

Portfolio at a glance (unaudited) (cont’d)

% of Total Long-Term Investments	Top 5 Sectors
0.9 Purchased Options
0.5 iShares Trust — iShares Russell 1000 Index Fund	Technology Financial Services Consumer Discretionary Health Care Producer Durables
0.5 iShares Trust — iShares Russell 1000 Value Index Fund	Financial Services Energy Health Care Utilities Producer Durables
0.5 iShares Trust — iShares MSCI EAFE Index Fund	Financials Industrials Consumer Staples Consumer Discretionary Health Care
0.5 iShares Trust — iShares S&P/Citigroup International Treasury Bond Fund	Japan Italy Germany France United Kingdom
0.4 iShares Trust — iShares Russell 2000 Index Fund	Financial Services Consumer Discretionary Technology Producer Durables Health Care
0.4 iShares Trust — iShares Barclays Intermediate Credit Bond Fund	Industrials Financial Institutions Utility Supranational Agencies
0.3 iShares Trust — iShares Russell 1000 Growth Index Fund	Technology Consumer Discretionary Producer Durables Health Care Consumer Staples
15.5 Short-Term Investments
†	Subject to change at any time.

Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report	3

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2012 and held for the six months ended June 30, 2012.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	4.37%	$1,000.00	$1,043.70	0.45%	$2.29	Class I	5.00%	$1,000.00	$1,022.63	0.45%	$2.26
Class II	4.27	1,000.00	1,042.70	0.68	3.45	Class II	5.00	1,000.00	1,021.48	0.68	3.42

[1]	For the six months ended June 30, 2012.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	The expense ratios do not include expenses of the Underlying Funds in which the Portfolio invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

4	Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2012

Legg Mason Dynamic Multi-Strategy VIT Portfolio

Description		Shares	Value
Investments in Underlying Funds — 87.6%
iShares Trust:
iShares Barclays Intermediate Credit Bond Fund		3,200	$349,824
iShares MSCI EAFE Index Fund		7,100	354,716
iShares Russell 1000 Growth Index Fund		4,400	278,212
iShares Russell 1000 Index Fund		5,600	421,176
iShares Russell 1000 Value Index Fund		5,200	354,796
iShares Russell 2000 Index Fund		4,400	350,460
iShares S&P/Citigroup International Treasury Bond Fund		3,600	353,628
Legg Mason Global Asset Management Trust:
Legg Mason Batterymarch International Equity Trust, Class IS Shares		572,877	6,542,259	(a)
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		637,102	9,728,549	(a)
Legg Mason BW Global Opportunities Bond Fund, Class IS Shares		871,124	9,747,877	(a)
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares		1,164,521	13,252,254	(a)
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares		74,210	9,764,510	*(a)
Royce Heritage Fund		485,567	6,511,447	(a)
Western Asset Funds, Inc. — Western Asset Intermediate Bond Fund		875,155	9,644,205	(a)
Total Investments in Underlying Funds (Cost — $67,057,818)			67,653,913

Security	Expiration Date	Contracts
Purchased options — 0.9%
S&P 500 Index Futures Option, Put @ 1100.00	6/20/13	5	57,250
S&P 500 Index Futures Option, Put @ 1125.00	12/21/13	1	7,695
S&P 500 Index Futures Option, Put @ 1200.00	6/20/13	1	16,825
S&P 500 Index, Put @ 1100.00	6/22/13	7	34,510
S&P 500 Index, Put @ 1125.00	6/22/13	3	15,210
S&P 500 Index, Put @ 1150.00	12/21/13	5	43,300
S&P 500 Index, Put @ 1150.00	6/22/13	4	22,320
S&P 500 Index, Put @ 1175.00	6/22/13	47	288,580
S&P 500 Index, Put @ 1200.00	6/22/13	23	161,000
S&P 500 Index, Put @ 1200.00	12/21/13	9	87,255
Total Purchased Options (Cost — $883,827)			733,945
Total Investments before Short-Term Investments (Cost — $67,941,645)			68,387,858

See Notes to Financial Statements.

Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report	5

Legg Mason Dynamic Multi-Strategy VIT Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 16.3%
Repurchase Agreements — 16.3%
Interest in $1,000,000,000 joint tri-party repurchase agreement dated 6/29/12 with RBS Securities Inc.; Proceeds at maturity — $12,577,168 (Fully collateralized by various U.S. government agency obligations, 0.000% to 8.280% due 7/16/12 to 1/10/25; Market value — $12,828,554) (Cost — $12,577,000)	0.160%	7/2/12	$12,577,000	$12,577,000
Total Investments — 104.8% (Cost — $80,518,645#)				80,964,858
Liabilities in Excess of Other Assets — (4.8)%				(3,704,874)
Total Net Assets — 100.0%				$77,259,984

*	Non-income producing security.

(a)	Underlying Fund is affiliated with Legg Mason, Inc.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

6	Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2012

Assets:
Investments in affiliated Underlying Funds, at value (Cost — $64,596,996)	$65,191,101
Investments in unaffiliated Underlying Funds and investments, at value (Cost — $3,344,649)	3,196,757
Repurchase agreements, at value (Cost — $12,577,000)	12,577,000
Cash	45,653
Receivable for Portfolio shares sold	1,191,047
Deposits with brokers for futures contracts	228
Interest receivable	112
Total Assets	82,201,898

Liabilities:
Payable for unaffiliated Underlying Funds purchased	2,504,122
Payable for affiliated Underlying Funds purchased	2,394,000
Payable for Portfolio shares repurchased	6,163
Investment management fee payable	5,901
Service and/or distribution fees payable	69
Accrued expenses	31,659
Total Liabilities	4,941,914
Total Net Assets	$77,259,984

Net Assets:
Par value (Note 7)	$75
Paid-in capital in excess of par value	77,813,413
Undistributed net investment income	78,800
Accumulated net realized loss on Underlying Funds, investments and capital gain distributions from Underlying Funds	(1,078,517)
Net unrealized appreciation on Underlying Funds and investments	446,213
Total Net Assets	$77,259,984

Shares Outstanding:
Class I	7,444,613
Class II	53,691

Net Asset Value:
Class I	$10.30
Class II	$10.29

See Notes to Financial Statements.

Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report	7

Statement of operations (unaudited)

For the Six Months Ended June 30, 2012

Investment Income:
Income distributions from affiliated Underlying Funds	$124,720
Short-term capital gains distributions from affiliated Underlying Funds	16,842
Income distributions from unaffiliated Underlying Funds	7,280
Interest	3,486
Total Investment Income	152,328

Expenses:
Investment management fee (Note 2)	72,600
Offering costs	42,998
Legal fees	14,276
Fund accounting fees	13,933
Audit and tax	13,570
Shareholder reports	11,783
Custody fees	11,329
Transfer agent fees (Note 5)	1,951
Trustees’ fees	334
Service and/or distribution fees (Notes 2 and 5)	180
Miscellaneous expenses	1,138
Total Expenses	184,092
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(111,138)
Net Expenses	72,954
Net Investment Income	79,374

Realized and Unrealized Gain (Loss) on Underlying Funds, Investments and Capital Gain Distributions from Underlying Funds (Notes 1, 3 and 4):
Net Realized Gain From:
Sale of affiliated Underlying Funds	(971,567)
Sale of unaffiliated Underlying Funds and investments	(119,278)
Capital gain distributions from affiliated Underlying Funds	3,106
Net Realized Loss	(1,087,739)
Change in Net Unrealized Appreciation (Depreciation) From:
Affiliated Underlying Funds	658,706
Unaffiliated Underlying Funds and investments	(140,495)
Change in Net Unrealized Appreciation (Depreciation)	518,211
Net Loss on Underlying Funds, Investments and Capital Gain Distributions From Underlying Funds	(569,528)
Decrease in Net Assets From Operations	$(490,154)

See Notes to Financial Statements.

8	Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report

Statement changes in net assets

For the Six Months Ended June 30, 2012 (unaudited) and the Period Ended December 31, 2011	2012	2011†

Operations:
Net investment income	$79,374	$46,552
Net realized gain (loss)	(1,087,739)	20,102
Change in net unrealized appreciation (depreciation)	518,211	(71,998)
Decrease in Net Assets From Operations	(490,154)	(5,344)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(967)	(47,000)
Net realized gains	(10,880)	—
Decrease in Net Assets From Distributions to Shareholders	(11,847)	(47,000)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	81,508,351	4,000,000
Reinvestment of distributions	11,847	47,000
Cost of shares repurchased	(7,752,869)	—
Increase in Net Assets From Portfolio Share Transactions	73,767,329	4,047,000
Increase in Net Assets	73,265,328	3,994,656

Net Assets:
Beginning of period	3,994,656	—
End of period*	$77,259,984	$3,994,656
* Includes undistributed net investment income of:	$78,800	$393

†	For the period November 30, 2011 (inception date) to December 31, 2011.

See Notes to Financial Statements.

Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report	9

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2012[2]		2011[3]

Net asset value, beginning of period	$ 9.87		$10.00

Income (loss) from operations:
Net investment income[4]	0.02		0.12
Net realized and unrealized gain (loss)	0.41		(0.13)
Total income (loss) from operations	0.43		(0.01)

Less distributions from:
Net investment income	(0.00)	[5]	(0.12)
Net realized gains	(0.00)	[5]	—
Total distributions	(0.00)	[5]	(0.12)

Net asset value, end of period	$10.30		$9.87
Total return[6]	4.37%		(0.12)%

Net assets, end of period (000s)	$76,707		$3,895

Ratios to average net assets:
Gross expenses[7,8]	1.14%		15.88%
Net expenses[7,8,9,10,11]	0.45		0.44
Net investment income[8]	0.49		13.38

Portfolio turnover rate	66%		15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]	For the period November 30, 2011 (inception date) to December 31, 2011.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

10	Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2012[2]		2011[3]

Net asset value, beginning of period	$ 9.87		$10.00

Income (loss) from operations:
Net investment income[4]	0.02		0.11
Net realized and unrealized gain (loss)	0.40		(0.13)
Total income (loss) from operations	0.42		(0.02)

Less distributions from:
Net investment income	(0.00)	[5]	(0.11)
Net realized gains	(0.00)	[5]	—
Total distributions	(0.00)	[5]	(0.11)

Net asset value, end of period	$10.29		$9.87
Total return[6]	4.27%		(0.16)%

Net assets, end of period (000s)	$553		$100

Ratios to average net assets:
Gross expenses[7,8]	1.97%		16.27%
Net expenses[7,8,9,10,11]	0.68		0.69
Net investment income[8]	0.32		13.13

Portfolio turnover rate	66%		15%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2012 (unaudited).

[3]	For the period November 30, 2011 (inception date) to December 31, 2011.

[4]	Net investment income per share includes short-term capital gain distributions from Underlying Funds.

[5]	Amount represents less than $0.01 per share.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include expenses of the Underlying Funds in which the Portfolio invests.

[8]	Annualized.

[9]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[10]

As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class II shares did not exceed 1.35%. This expense limitation arrangement cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report	11

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Dynamic Multi-Strategy VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolio invests in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”). The financial statements and financial highlights of the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies,

12	Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report	13

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Investments in Underlying Funds	$67,653,913	—	—	$67,653,913
Purchased options	733,945	—	—	733,945
Total long-term investments	$68,387,858	—	—	$68,387,858
Short-term investments†	—	$12,577,000	—	12,577,000
Total investments	$68,387,858	$12,577,000	—	$80,964,858

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Fund of funds risk. Your cost of investing in the Portfolio, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An underlying fund may change its investment objective or policies without the Portfolio’s approval, which could force the Portfolio to withdraw their investments from such underlying fund at a time that is unfavorable to the Portfolio. In addition, one underlying fund may buy the same securities that another underlying fund sells. Therefore, the Portfolio would indirectly bear the costs of these trades without accomplishing any investment purpose.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions and short-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend as investment income. Interest income is recorded on an accrual basis. Long-term capital gain distributions, if any, from the Underlying Funds are

14	Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

recorded on the ex-dividend date as realized gains. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2012 no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Legg Mason Global Asset Allocation, LLC (“LMGAA”) is the Portfolio’s subadviser. Western Asset Management Company (“Western Asset”) manages the Portfolio’s cash and short-term instruments. LMPFA, LMGAA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.45% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the

Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report	15

Portfolio, except for the management of cash and short-term instruments, which is provided by Western Asset.

As a result of expense limitation arrangements between the Portfolio and LMPFA, the ratio of expenses other than brokerage, interest, taxes and extraordinary expenses, to average net assets of Class I and II shares did not exceed 1.10% and 1.35%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2013 without the Board of Trustees’ consent.

The investment manager is permitted to recapture amounts waived or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

During the six months ended June 30, 2012, fees waived and/or expenses reimbursed amounted to $111,051.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2012, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$83,982,311
Sales	19,903,845

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$797,389
Gross unrealized depreciation	(351,176)
Net unrealized appreciation	$446,213

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

16	Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2012.

ASSET DERIVATIVES[1]
Equity Risk
Purchased options[2]	$733,945

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2012. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options	$(27,433)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Purchased options	$(140,632)

During the six months ended June 30, 2012, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$344,734

5. Class specific expenses, waivers and/or expense reimbursements

The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a service and/or distribution fee with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and distribution fees are accrued and paid monthly.

For the six months ended June 30, 2012, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$1,826
Class II	$180	125
Total	$180	$1,951

Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report	17

For the six months ended June 30, 2012, service and/or distribution fees and waivers and/or expense reimbursements by class were as follows:

	Waivers/Expense Reimbursements	Service and/or Distribution Fees Waivers
Class I	$110,202	—
Class II	849	$87
Total	$111,051	$87

6. Distributions to shareholders by class

	Six Months Ended June 30, 2012	Year Ended December 31, 2011†
Net Investment Income:
Class I	$962	$45,858
Class II	5	1,142
Total	$967	$47,000

Net Realized Gains
Class I	$10,823	$—
Class II	57	—
Total	$10,880	$—

†	For the period November 30, 2011 (inception date) to December 31, 2011.

7. Shares of beneficial interest

At June 30, 2012, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2012		Period Ended December 31, 2011†
	Shares	Amount	Shares	Amount
Class I
Shares sold	7,789,750	$81,066,894	390,000	$3,900,000
Shares issued on reinvestment	1,145	11,785	4,646	45,858
Shares repurchased	(740,928)	(7,752,139)	—	—
Net increase	7,049,967	$73,326,540	394,646	$3,945,858

Class II
Shares sold	43,641	$441,457	10,000	$100,000
Shares issued on reinvestment	6	62	116	1,142
Shares repurchased	(72)	(730)	—	—
Net increase	43,575	$440,789	10,116	$101,142

†	For the period November 30, 2011 (inception date) to December 31, 2011.

18	Legg Mason Dynamic Multi-Strategy VIT Portfolio 2012 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

8. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

Legg Mason

Dynamic Multi-Strategy VIT Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken Chairman

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Legg Mason Global Asset Allocation, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue

New York, NY 10154

Legg Mason Dynamic Multi-Strategy VIT Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Legg Mason Dynamic Multi-Strategy VIT Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolio files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Portfolio at 1-877-721-1926.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 1-877-721-1926, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of Legg Mason Dynamic Multi-Strategy VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;
•	Account balances, transactions, and mutual fund holdings and positions;
•	Online account access user IDs, passwords, security challenge question responses; and
•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;
•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2011

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

©2012 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX014837 8/12 SR12-1717

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of Legg Mason Partners Variable Equity Trust

Date:	August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date:	August 23, 2012

By:	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer of
Legg Mason Partners Variable Equity Trust

Date:	August 23, 2012